Subsequent events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent events
Repurchase and Cancellation of own shares
At the meeting of the Board of Directors of MHFG (“the Board”) held on November 14, 2024, it was resolved to repurchase up to 50,000,000 shares of MHFG’s common stock by market purchases for ¥100 billion, in aggregate, from November 15, 2024, to February 28, 2025. The repurchase plan authorized by the Board allows for the repurchase of an aggregate amount of up to 50,000,000 shares, which represents the equivalent of 1.9% of the total number of common shares outstanding excluding its own shares, or of an aggregate repurchase amount of up to ¥100 billion. Also, on March 21, 2025, MHFG will cancel all the repurchased shares in accordance with the resolution adopted by the Board on November 14, 2024. The purpose of the repurchase and cancellation is to enhance the return of earnings to shareholders, to improve capital efficiency and to implement flexible capital policies.